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TYPE						13F-HR
PERIOD						12/31/04
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):		[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
Lauren DiPaulo	West Chester, Pennsylvania	January 7, 2004

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals Inc   COM              009158106    17813 307275.00SH       SOLE                307275.00
American Express               COM              025816109    25088 445060.00SH       SOLE                445060.00
American International Group   COM              026874107     1740 26501.00 SH       SOLE                 26501.00
Amgen Inc                      COM              031162100     6393 99650.00 SH       SOLE                 99650.00
Analog Devices                 COM              032654105     1621 43900.00 SH       SOLE                 43900.00
Apple Computer                 COM              037833100    19336 300250.00SH       SOLE                300250.00
Archstone Communities Trust    COM              039583109      327  8550.00 SH       SOLE                  8550.00
Autodesk Inc                   COM              052769106    26574 700250.00SH       SOLE                700250.00
Bard (C.R.) Inc                COM              067383109    22684 354550.00SH       SOLE                354550.00
Boston Scientific Corp         COM              101137107      818 23000.00 SH       SOLE                 23000.00
Brunswick Corp                 COM              117043109    15234 307750.00SH       SOLE                307750.00
Citigroup Inc                  COM              172967101     1840 38200.00 SH       SOLE                 38200.00
Clorox Company                 COM              189054109    14797 251100.00SH       SOLE                251100.00
Coach Inc                      COM              189754104     5533 98100.00 SH       SOLE                 98100.00
ConAgra Foods Inc              COM              205887102    15033 510475.00SH       SOLE                510475.00
Conocophillips                 COM              20825C104    22435 258380.00SH       SOLE                258380.00
Disney (Walt) Co               COM              254687106    25765 926790.00SH       SOLE                926790.00
Dominion Resources, Inc. - VA  COM              25746U109      953 14075.00 SH       SOLE                 14075.00
Dow Chemical                   COM              260543103    18117 365925.00SH       SOLE                365925.00
EMC Corp/Mass                  COM              268648102     1566 105300.00SH       SOLE                105300.00
Estee Lauder Companies - Cl A  COM              518439104     5556 121400.00SH       SOLE                121400.00
Exelon Corporation             COM              30161N101    16542 375350.00SH       SOLE                375350.00
Exxon Mobil Corporation        COM              30231G102      705 13750.00 SH       SOLE                 13750.00
Fedex Corp                     COM              31428x106     5575 56600.00 SH       SOLE                 56600.00
Flextronics Inc                COM              Y2573F102     3984 288250.00SH       SOLE                288250.00
Forest Laboratories, Inc.      COM              345838106      603 13450.00 SH       SOLE                 13450.00
General Electric Co            COM              369604103    27176 744560.00SH       SOLE                744560.00
Gilead Sciences Inc            COM              375558103     4508 128850.00SH       SOLE                128850.00
Gillette Co.                   COM              375766102    21897 489000.00SH       SOLE                489000.00
HRPT Properties Trust          COM              40426W101      292 22750.00 SH       SOLE                 22750.00
Honeywell International        COM              438516106    13344 376850.00SH       SOLE                376850.00
IAC/Interactivecorp            COM              44919p102      858 31050.00 SH       SOLE                 31050.00
ITT Industries Inc             COM              450911102    18602 220275.00SH       SOLE                220275.00
Intel Corp                     COM              458140100     2183 93340.00 SH       SOLE                 93340.00
International Business Machine COM              459200101    24480 248325.00SH       SOLE                248325.00
Jabil Circuit Inc              COM              466313103     1312 51300.00 SH       SOLE                 51300.00
Johnson & Johnson              COM              478160104    23756 374590.00SH       SOLE                374590.00
Juniper Networks Inc           COM              48203R104     1973 72550.00 SH       SOLE                 72550.00
KeySpan Corporation            COM              49337w100     2262 57350.00 SH       SOLE                 57350.00
Keycorp                        COM              493267108    15753 464700.00SH       SOLE                464700.00
Kimberly-Clark Corp            COM              494368103      612  9300.00 SH       SOLE                  9300.00
Kohls Corp                     COM              500255104     1463 29750.00 SH       SOLE                 29750.00
L-3 Communications Holdings    COM              502424104    21749 296950.00SH       SOLE                296950.00
Lincoln National Corp          COM              534187109    10496 224850.00SH       SOLE                224850.00
McClatchy Company - Class A    COM              579489105      625  8700.00 SH       SOLE                  8700.00
Merck & Co                     COM              589331107      395 12285.00 SH       SOLE                 12285.00
Microsoft Corp                 COM              594918104     6647 248770.00SH       SOLE                248770.00
Murphy Oil Corp                COM              626717102     9745 121125.00SH       SOLE                121125.00
NSTAR                          COM              67019E107      263  4850.00 SH       SOLE                  4850.00
Nationwide Health Pptys Inc    COM              638620104      237 10000.00 SH       SOLE                 10000.00
New Plan Excel Realty Trust    COM              648053106     1947 71900.00 SH       SOLE                 71900.00
Newell Rubbermaid Inc          COM              651229106     1083 44750.00 SH       SOLE                 44750.00
PETsMART, Inc.                 COM              716768106    20799 585400.00SH       SOLE                585400.00
Paychex Inc                    COM              704326107     1885 55300.00 SH       SOLE                 55300.00
Pepsico Inc                    COM              713448108     1655 31700.00 SH       SOLE                 31700.00
Pfizer Inc                     COM              717081103     3039 113016.00SH       SOLE                113016.00
Procter & Gamble               COM              742718109    22522 408890.00SH       SOLE                408890.00
Public Service Enterprise Grou COM              744573106     1791 34600.00 SH       SOLE                 34600.00
Qualcomm Inc.                  COM              747525103    20301 478800.00SH       SOLE                478800.00
Raytheon Company               COM              755111507     1369 35250.00 SH       SOLE                 35250.00
Rockwell Automation Inc        COM              773903109    24372 491875.00SH       SOLE                491875.00
Scana Corp New                 COM              80589M102     4842 122900.00SH       SOLE                122900.00
Sprint Corp                    COM              852061100    23581 948950.00SH       SOLE                948950.00
St Jude Medical Inc            COM              790849103    22401 534250.00SH       SOLE                534250.00
Staples Inc                    COM              855030102     5640 167300.00SH       SOLE                167300.00
Starbucks Corp                 COM              855244109     6429 103100.00SH       SOLE                103100.00
Stryker Corp                   COM              863667101     1761 36500.00 SH       SOLE                 36500.00
Sungard Data Systems           COM              867363103     1315 46400.00 SH       SOLE                 46400.00
Sysco Corp                     COM              871829107     2405 63000.00 SH       SOLE                 63000.00
T Rowe Price Group Inc         COM              74144T108    21944 352800.00SH       SOLE                352800.00
Texas Instruments Inc          COM              882508104      268 10900.00 SH       SOLE                 10900.00
Tidewater Inc                  COM              886423102    17825 500550.00SH       SOLE                500550.00
U S Bancorp                    COM              902973304    17710 565450.00SH       SOLE                565450.00
Unitedhealth Group Inc.        COM              91324P102      220  2500.00 SH       SOLE                  2500.00
Viacom Inc - Class B           COM              925524308     1171 32182.00 SH       SOLE                 32182.00
Wal-Mart Stores Inc            COM              931142103     3491 66085.00 SH       SOLE                 66085.00
Weatherford International LTD  COM              G95089101     5135 100100.00SH       SOLE                100100.00
Zimmer Holdings Inc            COM              98956P102    21472 268000.00SH       SOLE                268000.00
eBay, Inc.                     COM              278642103     5276 45350.00 SH       SOLE                 45350.00
REPORT SUMMARY			 79 DATA RECORDS			750911	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED